Income taxes - Summary of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss before income taxes	$ (35,005)	$ (16,541)	$ (29,448)
Canadian [Member]
Loss before income taxes	(12,667)	5,015	(14,841)
Foreign [Member]
Loss before income taxes	$ (22,338)	$ (21,556)	$ (14,607)